Document And Entity Information (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Sep. 27, 2013	Nov. 19, 2013	Mar. 29, 2013
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 27, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Trading Symbol	cov
Entity Registrant Name	Covidien plc
Entity Central Index Key	0001385187
Current Fiscal Year End Date	--09-27
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Ordinary Shares Outstanding		452,402,570
Entity Public Float			$ 31,859